JPMorgan U.S. Research Enhanced Equity Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	577	74,835
RTX Corp.	355	47,075
Textron, Inc.	293	21,153
TransDigm Group, Inc.	44	60,879
		203,942
Air Freight & Logistics — 0.7%
FedEx Corp.	100	24,216
United Parcel Service, Inc., Class B	427	46,989
		71,205
Automobile Components — 0.1%
Aptiv plc (Jersey) *	136	8,101
Automobiles — 1.4%
Tesla, Inc. *	555	143,870
Banks — 3.6%
Bank of America Corp.	2,685	112,039
Citigroup, Inc.	535	37,979
Fifth Third Bancorp	1,044	40,952
Truist Financial Corp.	934	38,445
US Bancorp	697	29,415
Wells Fargo & Co.	1,406	100,927
		359,757
Beverages — 2.0%
Coca-Cola Co. (The)	979	70,120
Keurig Dr Pepper, Inc.	1,108	37,903
PepsiCo, Inc.	653	97,989
		206,012
Biotechnology — 2.3%
AbbVie, Inc.	620	129,831
Neurocrine Biosciences, Inc. *	65	7,182
Regeneron Pharmaceuticals, Inc.	68	43,288
Sarepta Therapeutics, Inc. *	32	2,014
Vertex Pharmaceuticals, Inc. *	103	50,071
		232,386
Broadline Retail — 4.2%
Amazon.com, Inc. *	2,213	421,087
Building Products — 1.5%
Carrier Global Corp.	661	41,919
Masco Corp.	363	25,224
Trane Technologies plc	262	88,352
		155,495
Capital Markets — 2.1%
Ameriprise Financial, Inc.	80	38,932
Charles Schwab Corp. (The)	629	49,221

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
CME Group, Inc.	203	53,816
Goldman Sachs Group, Inc. (The)	96	52,477
KKR & Co., Inc.	151	17,447
		211,893
Chemicals — 1.7%
Dow, Inc.	680	23,741
Linde plc	192	89,310
LyondellBasell Industries NV, Class A	288	20,263
PPG Industries, Inc.	235	25,759
Sherwin-Williams Co. (The)	31	10,915
		169,988
Communications Equipment — 0.3%
Arista Networks, Inc. *	253	19,603
Motorola Solutions, Inc.	36	15,666
		35,269
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	33	15,684
Consumer Finance — 0.6%
American Express Co.	159	42,694
Capital One Financial Corp.	80	14,358
		57,052
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	56	52,701
Walmart, Inc.	315	27,642
		80,343
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,746	49,367
Electric Utilities — 2.3%
Entergy Corp.	90	7,707
NextEra Energy, Inc.	1,197	84,818
NRG Energy, Inc.	45	4,339
PG&E Corp.	2,484	42,666
Southern Co. (The)	1,001	92,040
		231,570
Electrical Equipment — 0.4%
Eaton Corp. plc	133	36,033
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	66	9,287
Energy Equipment & Services — 0.3%
Baker Hughes Co.	657	28,873
Entertainment — 0.9%
Netflix, Inc. *	34	31,524

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	466	45,980
Warner Music Group Corp., Class A	330	10,341
		87,845
Financial Services — 6.5%
Berkshire Hathaway, Inc., Class B *	340	181,198
Corpay, Inc. *	140	48,626
Fidelity National Information Services, Inc.	607	45,325
Mastercard, Inc., Class A	342	187,348
Toast, Inc., Class A *	373	12,378
Visa, Inc., Class A	514	180,115
WEX, Inc. *	29	4,591
		659,581
Food Products — 0.7%
Mondelez International, Inc., Class A	1,067	72,391
Ground Transportation — 1.0%
CSX Corp.	1,389	40,887
Uber Technologies, Inc. *	777	56,602
		97,489
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	148	19,663
Baxter International, Inc.	188	6,437
Boston Scientific Corp. *	622	62,772
Edwards Lifesciences Corp. *	371	26,891
Medtronic plc	623	55,965
Stryker Corp.	209	77,820
		249,548
Health Care Providers & Services — 2.3%
Cigna Group (The)	119	39,213
HCA Healthcare, Inc.	34	11,827
Humana, Inc.	62	16,291
McKesson Corp.	28	18,740
UnitedHealth Group, Inc.	289	151,598
		237,669
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	53	4,880
Ventas, Inc.	757	52,059
Welltower, Inc.	210	32,272
		89,211
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc.	8	37,495
Carnival Corp. *	658	12,852
Chipotle Mexican Grill, Inc. *	1,000	50,183
DoorDash, Inc., Class A *	87	15,820
Expedia Group, Inc.	180	30,283

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	194	44,224
McDonald's Corp.	336	104,936
Royal Caribbean Cruises Ltd.	85	17,472
Yum! Brands, Inc.	369	58,044
		371,309
Household Durables — 0.1%
Lennar Corp., Class A	104	11,993
Household Products — 0.3%
Church & Dwight Co., Inc.	271	29,803
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	73	8,526
Industrial Conglomerates — 0.4%
3M Co.	254	37,302
Industrial REITs — 0.4%
Prologis, Inc.	334	37,292
Insurance — 2.1%
Aon plc, Class A	123	49,135
Arthur J Gallagher & Co.	189	65,210
Chubb Ltd.	35	10,516
Progressive Corp. (The)	312	88,304
		213,165
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	1,256	194,192
Alphabet, Inc., Class C	703	109,880
Meta Platforms, Inc., Class A	543	313,163
		617,235
IT Services — 0.6%
Accenture plc, Class A (Ireland)	52	16,158
Cognizant Technology Solutions Corp., Class A	649	49,649
		65,807
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	188	93,809
Machinery — 1.9%
Caterpillar, Inc.	114	37,784
Deere & Co.	133	62,283
Ingersoll Rand, Inc.	233	18,616
Otis Worldwide Corp.	528	54,510
PACCAR, Inc.	238	23,175
		196,368
Media — 0.9%
Charter Communications, Inc., Class A *	90	33,101
Comcast Corp., Class A	1,661	61,314
		94,415

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.1%
Nucor Corp.	77	9,298
Multi-Utilities — 0.1%
Dominion Energy, Inc.	233	13,061
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	818	85,924
Diamondback Energy, Inc.	178	28,513
EOG Resources, Inc.	371	47,532
Exxon Mobil Corp.	1,445	171,862
		333,831
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	372	16,203
Personal Care Products — 0.2%
Kenvue, Inc.	916	21,975
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	1,233	75,208
Eli Lilly & Co.	145	119,840
Johnson & Johnson	580	96,242
Merck & Co., Inc.	149	13,361
		304,651
Professional Services — 0.5%
Equifax, Inc.	62	15,143
Leidos Holdings, Inc.	256	34,518
		49,661
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	219	14,610
Semiconductors & Semiconductor Equipment — 10.7%
Advanced Micro Devices, Inc. *	256	26,311
Analog Devices, Inc.	364	73,374
Broadcom, Inc.	926	155,094
Lam Research Corp.	550	39,948
Marvell Technology, Inc.	72	4,435
Micron Technology, Inc.	440	38,224
NVIDIA Corp.	5,567	603,342
NXP Semiconductors NV (China)	337	64,106
Texas Instruments, Inc.	420	75,542
		1,080,376
Software — 9.8%
Adobe, Inc. *	33	12,458
Cadence Design Systems, Inc. *	48	12,168
Fair Isaac Corp. *	8	15,430
Intuit, Inc.	57	35,066
Microsoft Corp.	1,793	673,154
Oracle Corp.	478	66,873
Palantir Technologies, Inc., Class A *	248	20,913

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Salesforce, Inc.	337	90,357
ServiceNow, Inc. *	84	66,821
		993,240
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	191	27,404
Equinix, Inc.	13	10,218
SBA Communications Corp.	148	32,610
		70,232
Specialty Retail — 2.4%
AutoZone, Inc. *	14	52,620
Best Buy Co., Inc.	174	12,847
Burlington Stores, Inc. *	102	24,414
Lowe's Cos., Inc.	419	97,640
Ross Stores, Inc.	399	50,963
		238,484
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	3,077	683,529
Hewlett Packard Enterprise Co.	708	10,920
Sandisk Corp. *	25	1,203
Seagate Technology Holdings plc	472	40,105
Western Digital Corp. *	76	3,064
		738,821
Tobacco — 0.6%
Altria Group, Inc.	356	21,347
Philip Morris International, Inc.	262	41,604
		62,951
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	20	12,700
Total Common Stocks (Cost $6,041,271)		9,958,066
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $190,391)	190,343	190,400
Total Investments — 100.3% (Cost $6,231,662)		10,148,466
Liabilities in Excess of Other Assets — (0.3)%		(34,563)
NET ASSETS — 100.0%		10,113,903

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	518	06/20/2025	USD	146,510	(296)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,148,466	$—	$—	$10,148,466
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(296)	$—	$—	$(296)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$193,056	$1,664,065	$1,666,780	$54	$5	$190,400	190,343	$5,111	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.